Related Party Transactions - Additional Information (Details) - USD ($)						3 Months Ended		12 Months Ended
	Mar. 20, 2020	Mar. 10, 2020	Mar. 10, 2020	Mar. 05, 2020	Mar. 01, 2019	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Nov. 21, 2019
Related Party Transaction [Line Items]
Stock issued aggregate purchase price value								$ 61,880,386
Common stock shares outstanding						2,441,201	2,397,770	2,397,770	1,437,500
Stock options exercised forfeited outstanding						225,000
Accounts payable and accrued expenses						$ 401,493	$ 115,452	$ 115,452	$ 1,450
Administrative Support Agreement
Related Party Transaction [Line Items]
Office space expense				$ 10,000
Fees for services						30,000		40,000
Accounts payable and accrued expenses						70,000	40,000	$ 40,000
Related Party Loans
Related Party Transaction [Line Items]
Business combination outstanding working capital loans				$ 0		$ 0	$ 0		$ 0
Unsecured Promissory Note
Related Party Transaction [Line Items]
Debt instrument principal amount										$ 175,000
Debt instrument outstanding principal amount		$ 175,000	$ 175,000
Promissory Note
Related Party Transaction [Line Items]
Debt instrument principal amount		1,000,000	1,000,000
Debt instrument underwriting discount		$ 1,000,000	$ 1,000,000
Founder Shares
Related Party Transaction [Line Items]
Stock issued aggregate purchase price shares					1,437,500
Stock issued aggregate purchase price value					$ 25,000
Dividends from common stock shares outstanding				0.20
Common stock shares outstanding				1,725,000
Aggregate common stock shares forfeiture				225,000
Founder Shares are no longer subject to forfeiture				140,942
Stock options exercised forfeited outstanding				1,640,942
Related party transaction, description						The Initial Stockholders have agreed that, subject to certain limited exceptions, 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until the earlier of (i) six months after the date of the consummation of a Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until six months after the date of the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.		The Initial Stockholders have agreed that, subject to certain limited exceptions, 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until the earlier of (i) six months after the date of the consummation of a Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until six months after the date of the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Percentage of initial stock holders						50.00%		50.00%
Closing price of common stock						$ 12.50	$ 12.50	$ 12.50
Percentage of business combination commencement						50.00%		50.00%
Initial Public Offering
Related Party Transaction [Line Items]
Stock issued aggregate purchase price shares		6,000,000	6,000,000
Stock issued aggregate purchase price value		$ 60,000,000	$ 60,000,000
Initial Public Offering | Founder Shares
Related Party Transaction [Line Items]
Percentage of common stock issued and outstanding shares of public offering				20.00%
Over-allotment Option
Related Party Transaction [Line Items]
Stock issued aggregate purchase price shares	563,767
Over-allotment Option | Founder Shares
Related Party Transaction [Line Items]
Aggregate common stock shares forfeiture				84,058